UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2737

Fidelity Summer Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® New Markets Income Fund

March 31, 2009

1.799864.105

NMI-QTLY-0509

Investments March 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 19.0%
		Principal Amount (c)	Value
Bahamas (Nassau) - 0.3%
Odebrecht Overseas Ltd. 9.625%		$ 5,589,000	$ 4,135,860
Dominican Republic - 0.2%
Cerveceria Nacional Dominicana C por A 16% 3/27/12 (e)		3,835,000	2,496,585
Germany - 0.4%
EXIM of Ukraine 7.75% 9/23/09 (Issued by Dresdner Bank AG for EXIM Ukraine)		1,165,000	844,625
JSC Severstal 9.25% 4/19/14 (Issued by Citigroup Global Markets Deutschland AG for JSC Severstal) (e)		9,310,000	6,051,500
TOTAL GERMANY			6,896,125
Indonesia - 0.0%
APP International Finance (Mauritius) Ltd.:
0% 7/5/01 (b)(e)		4,420,000	110,500
0% 7/5/01 (Reg. S) (b)		1,335,000	33,375
TOTAL INDONESIA			143,875
Korea (South) - 2.1%
Export-Import Bank of Korea 8.125% 1/21/14		15,565,000	15,982,142
POSCO 8.75% 3/26/14 (e)		8,420,000	8,718,068
SK Broadband Co., Ltd. 7% 2/1/12 (e)		9,570,000	8,517,300
TOTAL KOREA (SOUTH)			33,217,510
Luxembourg - 5.8%
Evraz Group SA 8.875% 4/24/13 (e)		11,410,000	7,245,350
Millicom International Cellular SA 10% 12/1/13		4,920,000	4,809,300
Mobile Telesystems Finance SA:
8% 1/28/12 (e)		24,136,000	21,330,190
8.375% 10/14/10 (Reg. S)		9,630,000	9,557,775
OAO Severstal 9.75% 7/29/13 (Issued by Steel Capital SA for OAO Severstal) (e)		8,590,000	5,497,600
OJSC Russian Agricultural Bank:
6.299% 5/15/17 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (e)		8,180,000	5,644,200
6.97% 9/21/16 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (d)		2,185,000	1,332,850
7.125% 1/14/14 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (e)		6,040,000	4,650,800
7.175% 5/16/13 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (e)		4,930,000	3,993,300
7.75% 5/29/18 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (e)		5,475,000	3,996,750
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Luxembourg - continued
TNK-BP Finance SA 7.5% 3/13/13 (e)		$ 5,945,000	$ 4,756,000
Vimpel Communications:
8.25% 5/23/16 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		19,320,000	12,075,000
8.375% 4/30/13 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (e)		5,260,000	3,826,650
TOTAL LUXEMBOURG			88,715,765
Mexico - 0.6%
Cablemas SA de CV 9.375% 11/15/15 (Reg. S)		5,260,000	4,799,750
Vitro SAB de CV:
8.625% 2/1/12 (b)		7,225,000	1,661,750
9.125% 2/1/17 (b)		11,725,000	2,696,750
TOTAL MEXICO			9,158,250
Netherlands - 3.5%
Bulgaria Steel Finance BV 12% 5/4/13 unit (b)	EUR	5,100,000	135,471
Indosat Finance Co. BV 7.75% 11/5/10		3,860,000	3,744,200
Intergas Finance BV:
6.375% 5/14/17 (Reg. S)		5,430,000	3,258,000
6.875% 11/4/11 (Reg. S)		4,825,000	3,860,000
KazMunaiGaz Finance Sub BV:
8.375% 7/2/13 (e)		10,025,000	8,421,000
9.125% 7/2/18 (e)		7,845,000	5,766,075
Lukoil International Finance BV:
6.356% 6/7/17 (e)		12,220,000	9,165,000
6.656% 6/7/22 (e)		11,845,000	8,646,850
Majapahit Holding BV:
7.75% 10/17/16		3,745,000	2,733,850
7.875% 6/29/37		3,750,000	2,137,500
PT Indosat International Finance Co. BV 7.125% 6/22/12 (e)		7,430,000	6,538,400
TOTAL NETHERLANDS			54,406,346
Philippines - 0.3%
National Power Corp. 6.875% 11/2/16 (e)		5,485,000	5,101,050
Singapore - 0.3%
Empire Capital Resources Pte. Ltd. 9.375% 12/15/11 (e)		5,370,000	4,349,700
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
United Kingdom - 0.6%
EXIM of Ukraine 7.65% 9/7/11 (Issued by Credit Suisse London Branch for EXIM Ukraine)		$ 8,195,000	$ 2,950,200
NJSC Naftogaz of Ukraine 8.125% 9/30/09 (Issued by Standard Bank PLC for NJSC Naftogaz of Ukraine)		9,600,000	5,760,000
TOTAL UNITED KINGDOM			8,710,200
United States of America - 2.1%
Freeport-McMoRan Copper & Gold, Inc.:
7.0838% 4/1/15 (f)		7,730,000	6,319,275
8.25% 4/1/15		10,965,000	10,416,750
Pemex Project Funding Master Trust 8.625% 2/1/22		16,955,000	15,683,375
TOTAL UNITED STATES OF AMERICA			32,419,400
Venezuela - 2.8%
Petroleos de Venezuela SA:
5.25% 4/12/17		69,280,000	29,444,000
5.375% 4/12/27		26,330,000	9,320,820
5.5% 4/12/37		11,565,000	3,961,013
TOTAL VENEZUELA			42,725,833
TOTAL NONCONVERTIBLE BONDS (Cost $383,440,688)			292,476,499
Government Obligations - 66.8%

Argentina - 4.6%
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		43,924,565	11,859,633
par 2.5% 12/31/38 (d)		72,250,000	13,005,000
1.683% 8/3/12 (f)		57,600,000	27,381,413
7% 3/28/11		15,150,000	6,281,779
7% 9/12/13		32,020,000	10,503,449
8.375% 12/20/03 (b)		12,860,000	1,414,600
11% 10/9/06 (b)		3,010,000	331,100
11.75% 4/7/09 (b)		4,145,000	455,950
TOTAL ARGENTINA			71,232,924
Belize - 0.1%
Belize Government 4.25% 2/20/29 (d)(e)		4,137,600	1,572,288
Government Obligations - continued
		Principal Amount (c)	Value
Brazil - 5.4%
Brazilian Federative Republic:
10.125% 5/15/27		$ 7,325,000	$ 9,376,000
11% 8/17/40		20,795,000	26,409,650
12.25% 3/6/30		12,770,000	19,282,700
12.5% 1/5/22	BRL	25,565,000	11,627,969
12.75% 1/15/20		10,780,000	15,684,900
TOTAL BRAZIL			82,381,219
Colombia - 1.7%
Colombian Republic:
10.375% 1/28/33		3,750,000	4,312,500
11.75% 2/25/20		17,851,000	22,269,123
TOTAL COLOMBIA			26,581,623
Congo - 0.2%
Congo Republic 3% 6/30/29 (d)		13,984,000	3,496,000
Dominican Republic - 0.6%
Dominican Republic:
9.04% 1/23/18 (e)		3,890,998	3,054,433
9.5% 9/27/11 (Reg. S)		6,952,117	6,465,469
TOTAL DOMINICAN REPUBLIC			9,519,902
Ecuador - 0.8%
Ecuador Republic:
9.375% 12/15/15 (e)		4,155,000	1,807,425
10% 8/15/30 (Reg. S) (b)		19,745,000	5,824,775
12% 11/15/12 (Reg. S) (b)		13,678,200	4,035,069
TOTAL ECUADOR			11,667,269
El Salvador - 1.2%
El Salvador Republic:
7.75% 1/24/23 (Reg. S)		5,830,000	5,523,925
8.25% 4/10/32 (Reg. S)		2,585,000	2,080,925
8.5% 7/25/11 (Reg. S)		10,870,000	10,951,525
TOTAL EL SALVADOR			18,556,375
Fiji - 0.6%
Republic of Fiji 6.875% 9/13/11		11,425,000	8,454,500
Gabon - 1.2%
Gabonese Republic 8.2% 12/12/17 (e)		26,140,000	19,082,200
Government Obligations - continued
		Principal Amount (c)	Value
Georgia - 0.9%
Georgia Republic 7.5% 4/15/13		$ 20,633,000	$ 14,133,605
Ghana - 0.8%
Ghana Republic 8.5% 10/4/17 (e)		19,220,000	11,724,200
Indonesia - 4.0%
Indonesian Republic:
6.75% 3/10/14 (Reg. S)		8,475,000	7,754,625
6.875% 3/9/17 (e)		6,205,000	5,181,175
6.875% 1/17/18 (e)		11,165,000	9,099,475
7.5% 1/15/16 (e)		5,715,000	5,229,225
7.75% 1/17/38 (e)		10,310,000	8,093,350
8.5% 10/12/35 (e)		20,170,000	17,144,500
10.375% 5/4/14 (e)		3,935,000	4,121,913
11.625% 3/4/19 (e)		3,935,000	4,289,150
TOTAL INDONESIA			60,913,413
Iraq - 0.6%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		17,730,000	8,865,000
Ivory Coast - 0.9%
Ivory Coast:
FLIRB 4% 3/29/18 (Reg. S) (b)(f)		43,245,000	7,567,875
past due interest 3% 3/30/18 (Reg. S) (b)(f)		33,283,250	5,824,569
TOTAL IVORY COAST			13,392,444
Lebanon - 1.9%
Lebanese Republic:
7.875% 5/20/11 (Reg. S)		5,665,000	5,778,300
8.5% 1/19/16 (Reg. S)		2,555,000	2,567,775
8.625% 6/20/13 (Reg. S)		2,335,000	2,405,050
11.625% 5/11/16 (Reg. S)		16,060,000	18,589,450
TOTAL LEBANON			29,340,575
Mexico - 2.3%
United Mexican States:
11.375% 9/15/16		9,350,000	12,248,500
11.5% 5/15/26		16,480,000	23,401,600
TOTAL MEXICO			35,650,100
Pakistan - 0.8%
Islamic Republic of Pakistan:
6.875% 6/1/17 (e)		9,850,000	4,777,250
Government Obligations - continued
		Principal Amount (c)	Value
Pakistan - continued
Islamic Republic of Pakistan: - continued
7.125% 3/31/16 (e)		$ 8,130,000	$ 3,983,700
Pakistan International Sukuk Co. Ltd. 3.8275% 1/27/10 (f)		4,300,000	3,870,000
TOTAL PAKISTAN			12,630,950
Peru - 0.6%
Peruvian Republic 7.125% 3/30/19		9,640,000	9,760,500
Philippines - 2.1%
Philippine Republic:
9.375% 1/18/17		11,505,000	13,403,325
10.625% 3/16/25		15,285,000	19,526,588
TOTAL PHILIPPINES			32,929,913
Russia - 10.5%
Russian Federation:
7.5% 3/31/30 (Reg. S)		131,181,600	122,982,746
12.75% 6/24/28 (Reg. S)		28,932,000	38,696,550
TOTAL RUSSIA			161,679,296
Serbia - 0.4%
Republic of Serbia 3.75% 11/1/24 (d)(e)		8,976,000	6,552,480
Sri Lanka - 0.4%
Democratic Socialist Republic of Sri Lanka 8.25% 10/24/12 (e)		9,072,000	6,441,120
Turkey - 5.0%
Turkish Republic:
7% 9/26/16		11,100,000	10,711,500
7% 3/11/19		10,690,000	9,941,700
9.5% 1/15/14		13,950,000	15,066,000
11% 1/14/13		13,360,000	15,030,000
11.5% 1/23/12		12,540,000	14,170,200
11.875% 1/15/30		8,530,000	11,344,900
TOTAL TURKEY			76,264,300
Ukraine - 5.3%
Ukraine Cabinet of Ministers 6.58% 11/21/16 (e)		31,500,000	13,860,000
Ukraine Government:
(Reg. S) 5.1513% 8/5/09 (f)		47,450,000	40,807,000
6.385% 6/26/12 (e)		3,945,000	1,844,288
6.75% 11/14/17 (e)		9,865,000	4,389,925
Government Obligations - continued
		Principal Amount (c)	Value
Ukraine - continued
Ukraine Government: - continued
6.875% 3/4/11 (Reg. S)		$ 23,510,000	$ 12,930,500
7.65% 6/11/13 (Reg. S)		16,860,000	7,755,600
TOTAL UKRAINE			81,587,313
United States of America - 0.6%
U.S. Treasury Bonds 3.5% 2/15/39		10,000,000	9,881,300
Uruguay - 0.7%
Uruguay Republic 8% 11/18/22		12,310,000	11,140,550
Venezuela - 12.3%
Venezuelan Republic:
oil recovery rights 4/15/20 (g)		171,700	2,903,447
2.1225% 4/20/11 (Reg. S) (f)		46,134,000	33,562,485
5.375% 8/7/10 (Reg. S)		13,215,000	11,331,863
7% 3/31/38		9,570,000	4,100,745
8.5% 10/8/14		52,350,000	32,195,250
9% 5/7/23 (Reg. S)		20,285,000	10,497,488
9.25% 9/15/27		52,900,000	30,682,000
9.375% 1/13/34		11,545,000	5,916,813
10.75% 9/19/13		55,210,000	39,889,225
13.625% 8/15/18		25,948,000	18,423,080
TOTAL VENEZUELA			189,502,396
Vietnam - 0.3%
Vietnamese Socialist Republic 6.875% 1/15/16 (e)		4,910,000	4,517,200
TOTAL GOVERNMENT OBLIGATIONS (Cost $1,204,579,978)			1,029,450,955
Common Stocks - 0.2%
	Shares
Hong Kong - 0.1%
China Mobile (Hong Kong) Ltd. sponsored ADR	39,000	1,697,280
Korea (South) - 0.1%
Samsung Electronics Co. Ltd. GDR (e)	9,753	1,992,050
TOTAL COMMON STOCKS (Cost $6,643,491)		3,689,330
Investment Companies - 9.5%
	Shares	Value
United States of America - 9.5%
iShares MSCI Brazil Index ETF	1,839,300	$ 69,286,431
iShares MSCI Emerging Markets Index ETF	3,102,500	76,973,025
TOTAL INVESTMENT COMPANIES (Cost $160,407,634)		146,259,456
Preferred Securities - 1.6%
	Principal Amount (c)
Brazil - 1.6%
Globo Comunicacoes e Participacoes SA 9.375%	$ 22,585,000	20,399,431
Net Servicos de Comunicacao SA 9.25% (e)	5,485,000	4,378,756
TOTAL PREFERRED SECURITIES (Cost $28,421,796)		24,778,187
Money Market Funds - 0.4%
	Shares
Fidelity Cash Central Fund, 0.52% (a) (Cost $6,063,394)	6,063,394	6,063,394
TOTAL INVESTMENT PORTFOLIO - 97.5% (Cost $1,789,556,981)		1,502,717,821
NET OTHER ASSETS - 2.5%		38,761,169
NET ASSETS - 100%		$ 1,541,478,990
Security Type Abbreviation
ETF	-	Exchange Traded Fund
FLIRB	-	Front Loaded Interest Reduction Bond
Currency Abbreviations
BRL	-	Brazilian real
EUR	-	European Monetary Unit
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Non-income producing - Issuer is in default.
(c) Principal amount is stated in United States dollars unless otherwise noted.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $277,958,971 or 18.0% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(g) Quantity represents share amount.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 68,855
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,502,717,821	$ 156,012,180	$ 1,343,802,194	$ 2,903,447
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 2,891,075
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	156,247
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	(143,875)
Ending Balance	$ 2,903,447

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At March 31, 2009, the aggregate cost of investment securities for income tax purposes was $1,786,935,546. Net unrealized depreciation aggregated $284,217,725, of which $37,296,289 related to appreciated investment securities and $321,514,014 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 29, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 29, 2009